Other financial assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets Explanatory [Abstract]
Disclosure of other non-current financial assets [text block]

21 Other financial assets

(€ million)	December 31, 2017	December 31, 2016
Financing receivables held for operating purposes	1,602	1,785
Securities held for operating purposes	73	75
	1,675	1,860

Financing receivables held for operating purposes are stated net of the valuation allowance for doubtful accounts of  €640 million (€480 million at December 31, 2016).

(€ million)	Reserve of allowance for doubtful accounts of financing receivables
Amount at December 31, 2016	480
Additions	211
Currency translation differences	(49)
Other changes	(2)
Amount at December 31, 2017	640

Financing receivables held for operating purposes of  €1,602 million (€1,785 million at December 31, 2016) primarily pertained to loans granted by the Exploration & Production segment (€1,433 million) and the Gas & Power segment (€96 million).

Financing receivables granted to joint ventures and associates amounted to €1,214 million (€1,350 million at December 31, 2016). The greatest exposure is towards the joint venture Cardón IV SA (Eni’s interest 50%) in Venezuela, which is currently operating and developing the Perla offshore gas field. At December 31, 2017, the exposure of Eni towards the joint venture amounted to €955 million (€1,054 million at December 31, 2016).

Additions to the allowance for doubtful accounts of financing receivables of €211 million included: (i) a €102 million loss taken at a financing receivable granted to Matrìca SpA (Eni’s share 50%), a joint venture with Novamont SpA for the production of chemical products from renewable sources. The loan was granted to the joint venture to fund the “Polo Verde” project of Porto Torres, Sardinia. Such impairment was driven by expectations for a lower repayment capacity of the venture considering the industrial risks of the project; (ii) €109 million related to a financing receivables in the Exploration & Production segment primarily related to the shareholder loan granted to Cardón IV SA for €77 million due to the impairment loss taken at the underlying industrial project (see note 20 — Investments).

Financing receivables held for operating purposes in currencies other than euro amounted to €1,428 million (€1,606 million at December 31, 2016).

Financing receivables held for operating purposes due beyond five years amounted to €1,393 million (€1,519 million at December 31, 2016).

The valuation at fair value of financing receivables of €1,610 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from -0.2% to 2.5% (-0.2% and 2.6% at December 31, 2016). Fair value estimation of financing receivables did not include the shareholders’ loan towards the joint venture Cardón IV, which recoverability will depend on the cash flows generated by the venture and the ability of Venezuela to overcome the ongoing financial crisis. The fair value of this receivable equals the value-in-use of the underlying mineral project, which future cash flows have been estimated factoring in the sovereign risk determined based on the range of possible developments in the Country financial scenario.

Securities of  €73 million (€75 million at December 31, 2016), designated as held-to-maturity investments, are listed bonds issued by sovereign states for €69 million (€71 million at December 31, 2016) and by the European Investment Bank for €4 million (same amount as of December 31, 2016).

Securities amounting to €20 million (same amount as of December 31, 2016) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	25	26	from 0.35 to 4.75	from 2018 to 2025	Baa2	BBB
Spain	15	14	15	from 1.40 to 4.30	from 2019 to 2020	Baa2	BBB+
Ireland	9	8	9	4.50	2018	A2	A+
Iceland	3	3	3	2.50	2020	A3	A
Poland	2	2	2	4.20	2020	A2	BBB+
Slovenia	2	2	2	4.13	2020	Baa1	A+
Belgium	2	2	2	1.40	2018	Aa3	AA
Floating rate bonds
Italy	12	11	11		from 2018 to 2019	Baa2	BBB
Total sovereign states	69	67	70
European Investment Bank	4	4	4		2018	Aaa	AAA
	73	71	74

Securities having a maturity within five years amounted to €72 million.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 47 — Transactions with related parties.